Cover	May 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-39826
Entity Registrant Name	Banzai International, Inc.
Entity Central Index Key	0001826011
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Eriksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BNZI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Warrant [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $5,750
Trading Symbol	BNZIW
Security Exchange Name	NASDAQ